PFPC Inc.
3200 Horizon Drive
King of Prussia, PA 19406
(610) 239-4500

RULE 497(j) LETTER


March 3, 2000


SECURITIES AND EXCHANGE COMMISSION
Judiciary Plaza
Public Filing Desk
450 Fifth Street, N.W.
Washington, D.C.  20549-1004


Re:	Spirit of America Investment Fund, Inc. (the "Registrant")
No. 333-27925
No. 811-08231


To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as confirmation that the Prospectus and Statement of Additional Information for the Registrant do not differ from those contained in Post-Effective Amendment No. 3/5 (the "Amendment") to the Registration Statement on Form
N-1A. This Amendment was filed pursuant to Rule 485 (b) and transmitted electronically via EDGAR on February 29, 2000.

Please contact the undersigned at the above number should you have any questions.

Sincerely,

/s/ Thomas N. Calabria

Thomas N. Calabria
Compliance Administrator


cc:	Dan Chafetz, Spirit of America Management Co.
	Ruthann Niosi, Esq.